General and Administration Expenses (Details) - Schedule of General and Administration Expenses - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Schedule of General and Administration Expenses [Line Items]
Total general and administration expenses	$ (4,138)	$ (2,012)	$ (11,777)	$ (5,530)	$ (8,012)	$ (7,443)
Salaries, and other employee benefits [Member]
Schedule of General and Administration Expenses [Line Items]
Total general and administration expenses	(2,873)	(979)	(7,706)	(3,122)	(2,352)	(1,463)
Share-based payments expense [Member]
Schedule of General and Administration Expenses [Line Items]
Total general and administration expenses					(2,149)	(1,063)
Depreciation expense [Member]
Schedule of General and Administration Expenses [Line Items]
Total general and administration expenses	(17)	13	(41)	(21)	(88)	0
Compliance, legal and regulatory [Member]
Schedule of General and Administration Expenses [Line Items]
Total general and administration expenses	(821)	(517)	(2,393)	(1,210)	(1,774)	(2,584)
Occupancy expenses [Member]
Schedule of General and Administration Expenses [Line Items]
Total general and administration expenses	(99)	(79)	(251)	(113)	(84)	(82)
Advertising and investor relations [Member]
Schedule of General and Administration Expenses [Line Items]
Total general and administration expenses	(149)	(388)	(854)	(813)	(1,249)	(1,993)
Other administration expenses [Member]
Schedule of General and Administration Expenses [Line Items]
Total general and administration expenses	$ (179)	$ (62)	$ (532)	$ (251)	$ (316)	$ (258)